CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 15,800,563	$ 10,478,587	$ 11,829,509
Other receivables, net	14,350,223	13,182,529
Restricted cash		5,000,000
Total current assets	50,686,275	42,717,316
Non-current assets:
Property, plant and equipment, net	4,258,121	2,324,823
Total non-current assets	24,999,175	16,098,373
Total assets	75,685,450	58,815,689
LIABILITIES
Other payables and accrued liabilities	1,846,917	3,628,809
Other payables - related party	25,837	21,341
Short-term loans	5,129,295	5,819,787
Convertible bonds payable	739,189
Total liabilities	16,735,742	14,065,407
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 38,553,808 and 35,141,114 shares issued and outstanding as of December 31, 2020 and 2019, respectively	38,554	35,141
Additional paid-in capital	23,466,482	20,771,849
Statutory reserves	2,204,174	1,289,765
Retained earnings	31,387,398	24,132,194
Accumulated other comprehensive losses	1,741,696	(1,478,667)
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	58,838,304	44,750,282
Non-controlling interest	111,404
Total equity	58,949,708	44,750,282	28,256,045	$ 21,810,763
Total liabilities and shareholders’ equity	75,685,450	58,815,689
Parent Company
Current assets:
Cash and cash equivalents	712,894	76,583	76,583
Other receivables, net	600,000	600,000
Restricted cash		5,000,000
Total current assets	1,312,894	5,676,583
Non-current assets:
Property, plant and equipment, net	4,142,620	2,162,449
Investment in subsidiaries	59,731,280	38,481,702
Total non-current assets	63,873,900	40,644,151
Total assets	65,186,794	46,320,734
LIABILITIES
Other payables and accrued liabilities	2,495,595	1,570,183
Other payables - related party	3,308	269
Short-term loans	2,998,994
Convertible bonds payable	739,189
Total liabilities	6,237,086	1,570,452
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 38,553,808 and 35,141,114 shares issued and outstanding as of December 31, 2020 and 2019, respectively	38,554	35,141
Additional paid-in capital	23,466,482	20,771,849
Statutory reserves	2,204,174	1,289,765
Retained earnings	31,387,398	24,132,194
Accumulated other comprehensive losses	1,741,696	(1,478,667)
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	58,838,304	44,750,282
Non-controlling interest	111,404
Total equity	58,949,708
Total liabilities and shareholders’ equity	$ 65,186,794	$ 46,320,734